Share-Based Payment Compensation Liability	12 Months Ended
Dec. 31, 2025
Shared Based Payment Compensation Liability [Abstract]
Share-Based Payment Compensation Liability
36.	SHARE-BASED PAYMENT COMPENSATION LIABILITY
Replacement Long Term Incentive Plan (“LTIP”) Awards
As at December 31, 2025, 2,515,266 Replacement LTIP Awards remain outstanding with an estimated fair value of US $4.10 per unit based on the market price of the Company’s common shares, for which the Company recognized a liability of $14.1 million (US $10.3 million) (December 31, 2024 - $34.5 million; US $24.0 million) in share-based payment compensation liability in the consolidated statements of financial position. During the year ended December 31, 2025, no units were settled. During the nine month period ended December 31, 2024, 297,953 units were settled for common shares and 47,620 units were cancelled. A portion of the common shares issued to settle these units were sold by the Company for cash of $2.1 million used to settle withholding taxes. Gain on change in the fair value of the share-based payment compensation liability for the year ended December 31, 2025 of $19.8 million is presented in the consolidated statements of net loss. Loss on change in the fair value of the share-based payment compensation liability for the nine month period ended December 31, 2024 of $5.3 million presented in the consolidated statements of net loss.
Continuity of Replacement LTIP units are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

(in units)

Opening balance	2,474,422	2,776,868

Dividend equivalents and other adjustments	40,844	43,127

Vested and settled	-	(297,953)

Cancellations	-	(47,620)

Ending balance	2,515,266	2,474,422